Contents of Significant Accounts - Investments Accounted For Under the Equity Method - Additional Information (Detail) $ in Thousands, $ in Thousands		12 Months Ended
	Mar. 01, 2017 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)	Jan. 01, 2018 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)
Investments In Associates And Joint Ventures [Line Items]
Cash proceeds from liquidation of investments	$ 1,980,000
Investments accounted for using equity method for which there are published price quotations			$ 8,905,915		$ 7,796,159	$ 264,777	$ 7,847,979
Aggregated individually immaterial associates and joint ventures [member]
Investments In Associates And Joint Ventures [Line Items]
Exchange differences arising from translation of the foreign entity		$ 45,000	(83,000)	$ 46,000
Investments with published price quotations [member]
Investments In Associates And Joint Ventures [Line Items]
Investments accounted for using equity method for which there are published price quotations			1,672,000				1,924,000
Investments with published price quotations [member] | Fair value [member]
Investments In Associates And Joint Ventures [Line Items]
Investments accounted for using equity method for which there are published price quotations			$ 1,039,000				$ 2,142,000